Employment Benefits - Summary of the Fair Value of Plan Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [abstract]
Equity instruments		₩ 879	₩ 2,308
Debt instruments		527,278	413,522
Bank deposits		275,590	452,158
Others	[1]	2,899,040	2,683,245
Plan assets		₩ 3,702,787	₩ 3,551,233

[1]	‘Others’ consist of various financial assets managed by external asset management companies.